Other Long-term Liabilities	12 Months Ended
Dec. 31, 2024
Deferred Costs, Noncurrent [Abstract]
Other Long-term Liabilities	Other Long-term Liabilities

	As at December 31,
U.S.$ millions	2024	2023
CER pipeline abandonment trust [1]	79	78
Operating lease liabilities (Note 10)	22	6
Long-term contract liabilities (Note 6)	19	17
Keystone environmental provision (Note 14)	10	7
Employee post-retirement benefits (Note 21)	7	—
Other	3	2
	140	110
1.Represents the amounts collected from customers related to LMCI restricted investments to fund future abandonment of the Company's CER-regulated pipeline facilities.